ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

May 1, 2014	Rajib Chanda
202-508-4671
202-383-7793 fax
rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds III

File Nos. 002-84012; 811-03752

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds III (formerly The Managers Funds) (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 28, 2014 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG Managers Special Equity Fund (formerly Managers Special Equity Fund), AMG Managers Bond Fund (formerly Managers Bond Fund) and AMG Managers Global Income Opportunity Fund (formerly Managers Global Income Opportunity Fund), dated April 28, 2014; and

(ii)	Statement of Additional Information for AMG Managers Special Equity Fund, AMG Managers Bond Fund and AMG Managers Global Income Opportunity Fund, dated April 28, 2014.

If you have any questions concerning this filing, please call me at (202) 508-4671.

May 1, 2014

Sincerely,

/s/ Rajib Chanda
Rajib Chanda